FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2009

                  Date of reporting period:  September 30, 2009


Item 1. Schedule of Investments.

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                                                    TAX-FREE TRUST OF ARIZONA
                                                     SCHEDULE OF INVESTMENTS
                                                        September 30, 2009
                                                           (unaudited)
----------------  ------------------------------------------------------------------------------- ------------- ---
                                                                                        Rating
     Principal                                                                          Moody's/
      Amount        General Obligation Bonds (16.6%)                                     S&P             Value  (a)
      ------        --------------------------------                                    ---------        ----------

                  Bullhead City Parkway Improvement District
   $    850,000   6.100%, 01/01/11                                                      Baa2/NR         $   854,956
        815,000   6.100%, 01/01/12                                                      Baa2/NR             818,969

                  Coconino & Yavapai Counties Joint Unified School District
                  No. 9 Sedona
      1,000,000   5.375%, 07/01/28                                                       A1/A+            1,081,420

                  Flagstaff Improvement District (Aspen Place Sawmill)
      2,500,000   5.000%, 01/01/32                                                       A1/NR            2,502,975

                  Gila Co. Unified School District No. 10 (Payson)
      1,000,000   3.000%, 07/01/28 (coupon converts to 5.75% on 7/01/10)                 A2/NR            1,045,920

                  Gilbert Improvement District No. 19
        335,000   5.200%, 01/01/23                                                        A3/A              343,144

                  Gilbert Improvement District No. 20
        700,000   5.100%, 01/01/29                                                        A1/A              731,087

                  Goodyear, Arizona Refunding
      1,000,000   5.000%, 07/01/29                                                       A1/A+            1,035,020

                  Goodyear McDowell Road Commercial Corridor
                  Improvement District

      2,000,000   5.250%, 01/01/32 AMBAC Insured                                        A3/BBB+           2,026,260


                  Graham Co. Unified School District No. 1 (Safford)
        185,000   5.000%, 07/01/10 National Public Finance Guarantee FGIC Insured       Baa1/NR             185,039

                  Graham Co. Unified School District No. 4 (Thatcher)
        400,000   5.000%, 07/01/10 FSA Insured                                           Aa3/NR             402,576
        400,000   4.750%, 07/01/12 FSA Insured                                           Aa3/NR             420,452

                  Greenlee Co. School District No. 18 (Morenci)
        150,000   5.000%, 07/01/11                                                      Baa3/NR             158,256

                  Maricopa Co. Elementary School District No. 8 (Osborn)
        920,000   6.250%, 07/01/22                                                        NR/A            1,036,003

                  Maricopa Co. Elementary School District No. 21 (Murphy)
        300,000   8.000%, 07/01/24                                                      Baa2/NR             329,550

                  Maricopa Co. Elementary School District No. 38 (Madison)
        730,000   5.000%, 07/01/22 National Public Finance Guarantee Insured            Baa1/A+             801,569

                  Maricopa Co. Elementary School District No. 68 (Alhambra)
      3,000,000   5.500%, 07/01/14 FSA Insured                                           Aa3/NR           3,419,880

                  Maricopa Co. High School District No. 210 (Phoenix Union)
      2,245,000   5.000%, 07/01/23 FSA Insured (pre-refunded)                           Aa3/AAA           2,596,410

                  Maricopa Co. Unified School District No. 24 (Gila Bend)

        860,000   5.500%, 07/01/22                                                       NR/NR*             765,563


                  Maricopa Co. Unified School District No. 69 (Paradise Valley)
      1,000,000   5.300%, 07/01/11 National Public Finance Guarantee Insured             Aa3/A+           1,069,070

                  Maricopa Co. Unified School District No. 89 (Dysart)
      2,185,000   5.500%, 07/01/22 National Public Finance Guarantee FGIC Insured        NR/A+            2,554,811
      1,300,000   5.000%, 07/01/25 Syncora Guarantee Inc. Insured                       NR/A+++           1,399,918
      1,500,000   6.000%, 07/01/28                                                      NR/A+++           1,680,540

                  Maricopa Co. Unified School District No. 90 (Saddle Mountain)
      1,200,000   5.000%, 07/01/13                                                     Baa3/NR+++         1,283,172

                  Maricopa Co. Unified School District No. 95 (Queen Creek)
        500,000   5.000%, 07/01/27 FSA Insured                                           Aa3/NR             494,170

                  Mohave Co. Unified School District No. 20 (Kingman)
      1,175,000   5.250%, 07/01/24 FSA Insured                                          Aa3/AAA           1,306,154
      1,000,000   5.000%, 07/01/26  Assured Guaranty Insured                            Aa2/AAA           1,083,300

                  Navajo Co. Unified School District No. 2 (Joseph City)
      1,250,000   5.000%, 07/01/18                                                        Baa2/NR         1,234,250

                  Navajo Co. Unified School District No. 6 (Heber-Overgaard)
        500,000   5.500%, 07/01/28  Assured Guaranty Insured                             NR/AAA             545,220

                  Phoenix, Arizona
      1,000,000   6.250%, 07/01/16                                                      Aa1/AAA           1,253,750
      1,240,000   6.250%, 07/01/17                                                      Aa1/AAA           1,575,284
      1,000,000   5.375%, 07/01/20                                                      Aa1/AAA           1,080,030
      3,250,000   5.375%, 07/01/25 (pre-refunded)                                       Aa1/AAA           3,370,380

                  Pima Co. Unified School District No.1 (Tucson)
      1,500,000   5.000%, 07/01/27 FSA Insured                                          Aa3/AAA           1,656,180

                  Pima Co. Unified School District No. 8 (Flowing Wells)
      1,000,000   5.000%, 07/01/28 FSA Insured                                          Aa3/AAA           1,073,270

                  Pinal Co. Unified School District No. 1 (Florence)

      1,500,000   5.000%, 07/01/27 National Public Finance Guarantee FGIC Insured         NR/A            1,583,565


                  Pinal Co. Unified School District No. 44 (J O Combs)
        500,000   5.000%, 07/01/28                                                        NR/A              517,865

                  Prescott Valley Sewer Collection Improvement District

        168,000   7.900%, 01/01/12                                                      NR/BBB+             172,817


                  Queen Creek Improvement District No. 1
      1,500,000   5.000%, 01/01/32                                                      Baa2/BBB          1,367,730

                  Scottsdale, Arizona

      3,140,000   5.000%, 07/01/19                                                      Aaa/AAA           3,320,424


                  Show Low Improvement District No. 6
        950,000   6.000%, 01/01/18 ACA Insured                                           NR/NR*             895,119

                  Tempe, Arizona

      1,015,000   5.400%, 07/01/11                                                      Aa1/AAA           1,096,373


                  Tempe Improvement District (Pier Town Lake)
      1,500,000   5.000%, 01/01/29                                                        Aa3/NR          1,601,055

                                                                                                      --------------
                     Total General Obligation Bonds                                                    53,769,496
                                                                                                      --------------

                  Revenue Bonds (82.5%)
                  -----------------------
                  Airport Revenue Bonds (1.7%)
                  ------------------------------
                  Phoenix Civic Improvement Corp.
                   Airport Revenue Bonds
      1,000,000   5.250%, 07/01/18 AMT                                                  Aa3/AA-           1,075,320
      1,000,000   5.250%, 07/01/19 AMT                                                  Aa3/AA-           1,065,530

      2,200,000   5.250%, 07/01/27 AMT, National Public Finance Guarantee
                  FGIC Insured                                                          Aa3/AA-           2,233,418


                  Tucson Airport Authority Revenue Bonds
      1,000,000   5.000%, 12/01/25 National Public Finance Guarantee Insured AMT        A2/NR++             972,930

                                                                                                      --------------
                     Total Airport Revenue Bonds                                                          5,347,198
                                                                                                      --------------

                  Basic Service Revenue Bonds (14.9%)
                  ------------------------------------
                  Arizona School Facilities Board Revenue Bonds
      1,000,000   5.500%, 07/01/10                                                      Aaa/AAA           1,037,510

      1,000,000   5.750%, 07/01/18  AMBAC Insured (pre-refunded)                         NR/NR*           1,188,140


                  Arizona Transportation Board Revenue Bonds

      2,000,000   5.000%, 07/01/22                                                      Aa1/AAA           2,221,600

      1,000,000   5.250%, 07/01/24                                                      Aa1/AAA           1,118,660

      1,000,000   5.000%, 07/01/28                                                      Aa1/AAA           1,108,070
      3,755,000   5.000%, 07/01/33                                                      Aa1/AAA           4,043,760

                  Avondale Municipal Development Corp.  Water Utility Bonds
        700,000   5.200%, 07/01/13 National Public Finance Guarantee Insured             Baa1/A             700,441

                  Buckeye Excise Tax Revenue Bonds

        500,000   5.900%, 08/01/20 AMBAC Insured                                         NR/A+              517,335


                  Casa Grande Excise Tax Revenue Bonds

        440,000   5.200%, 04/01/17 National Public Finance Guarantee Insured            Baa1/NR             440,334

      1,835,000   5.000%, 04/01/21 AMBAC Insured                                       A3/NR++++          1,942,164

      1,435,000   5.000%, 04/01/28                                                     NR/AA++++          1,513,724

                  Chandler Street & Highway User Revenue Bonds
        985,000   5.400%, 07/01/13 National Public Finance Guarantee Insured            Aa3/AA-             985,138

                  Glendale Water & Sewer Revenue
      2,000,000   5.000%, 07/01/28 AMBAC Insured                                         A1/AA            2,079,260

                  Glendale Western Loop 101 Public Facilities Excise
                  Tax Revenue Bonds
      1,000,000   6.250%, 07/01/38                                                       A2/AA            1,086,450

                  Greater Arizona Development Authority Revenue Bonds

      2,000,000   5.000%, 08/01/22 National Public Finance Guarantee Insured             A3/A+            2,150,400

      2,000,000   5.000%, 08/01/28                                                       A1/AA-           2,059,400
      1,200,000   5.500%, 08/01/29                                                       A1/AA-           1,303,920
      1,200,000   5.000%, 08/01/29                                                       A1/AA-           1,260,756

                  Phoenix Civic Improvement Corp. Wastewater Revenue Bonds

      1,500,000   5.500%, 07/01/24 National Public Finance Guarantee FGIC Insured       Aa3/AAA           1,872,630


                  Phoenix Street & Highway User Revenue Bonds

        345,000   6.250%, 07/01/11                                                       A1/AA              345,048

        210,000   6.250%, 07/01/11 National Public Finance Guarantee Insured             A1/AA              210,029

      2,925,000   zero coupon, 07/01/13 National Public Finance Guarantee
                  FGIC Insured                                                           A1/AA            2,658,650


                  Puerto Rico Highway & Transportation
                     Revenue Bonds

      2,000,000   5.500%, 07/01/19 FSA Insured                                          Aa3/AAA           2,284,980


                  Rio Nuevo Facilities District (Tucson) Excise Tax Revenue Bonds
      1,500,000   6.500%, 07/15/24 Assured Guaranty Insured                             Aa2/AAA           1,817,250

                  Scottsdale Municipal Property Corp. Water & Sewer Project
      2,000,000   5.000%, 07/01/28                                                      Aa1/AAA           2,216,140

                  Scottsdale Preserve Authority Excise Tax Revenue Bonds

      1,185,000   5.250%, 07/01/18                                                       Aa2/AA           1,240,268

      1,255,000   5.250%, 07/01/19                                                       Aa2/AA           1,309,818


                  Tempe Excise Tax Revenue Bonds

      2,000,000   5.250%, 07/01/19 (pre-refunded)                                       Aa2/AAA           2,290,520

      1,000,000   5.000%, 07/01/33                                                      Aa3/AAA           1,073,080

                  Tucson Water System Revenue Bonds

      2,200,000   5.500%, 07/01/18 National Public Finance Guarantee FGIC Insured       Aa3/AA-           2,387,066


                  Yuma Municipal Property Corp. Utility System Revenue Bonds
        500,000   5.000%, 07/01/22 Syncora Guarantee Inc. Insured                        A3/A+              527,180
      1,000,000   5.000%, 07/01/24 Syncora Guarantee Inc. Insured                        A3/A+            1,044,260

                                                                                                      --------------
                     Total Basic Service Revenue Bonds                                                   48,033,981
                                                                                                      --------------

                  Hospital Revenue Bonds (22.1%)
                  ------------------------------
                  Arizona Health Facilities Authority (Banner Health)
      1,500,000   5.000%, 01/01/25                                                     NR/A+++++          1,541,130
      2,685,000   5.375%, 01/01/32                                                       NR/A+            2,801,824

                  Arizona Health Facilities Authority (Blood Systems)

        500,000   4.750%, 04/01/25                                                        NR/A              508,890


                  Arizona Health Facilities Authority (Northern Arizona
                     Healthcare System)

      1,000,000   5.250%, 10/01/16 National Public Finance Guarantee Insured            Baa1/A+           1,007,480


                  Arizona Health Facilities Authority (Phoenix Children's Hospital)

      1,000,000   5.375%, 02/15/18 (pre-refunded)                                        NR/NR*           1,102,150

      1,465,000   6.250%, 11/15/29 (pre-refunded)                                       Baa3/NR           1,473,995


                  Arizona Health Facilities Authority (Samaritan Health)

      2,325,000   5.625%, 12/01/15 National Public Finance Guarantee Insured ETM          NR/A            2,591,166


                  Arizona Health Facilities Authority (Yavapai
                  Regional Medical Center)
      1,500,000   5.375%, 12/01/30 FSA Insured                                         Aa3/NR++++         1,587,135

                  Arizona Health Facilities Authority Hospital System
                  (John C. Lincoln Hospital)
      1,330,000   5.750%, 12/01/32 (pre-refunded)                                        NR/BBB           1,531,415

                  Flagstaff Industrial Development Authority
                  (Northern Arizona Senior Living Center)

      1,985,000   5.600%, 07/01/25                                                       NR/NR*           1,665,514


                  Glendale Industrial Development Authority
                     (John C. Lincoln Hospital)
      1,000,000   5.250%, 12/01/22                                                       NR/BBB           1,029,040

      1,500,000   5.000%, 12/01/35                                                       NR/BBB           1,438,650

      2,000,000   5.000%, 12/01/42                                                       NR/BBB           1,888,780

                  Maricopa Co. Hospital Revenue (Sun Health)

      3,345,000   5.000%, 04/01/17 (pre-refunded)                                        NR/NR*           3,856,685

      1,500,000   5.000%, 04/01/25 (pre-refunded)                                        NR/NR*           1,744,785

      2,125,000   5.000%, 04/01/35 (pre-refunded)                                        NR/NR*           2,516,786


                  Maricopa Co. Industrial Development Authority
                     (Catholic Healthcare West-St. Joseph's Hospital)

      1,770,000   5.000%, 07/01/21                                                        A2/A            1,774,708

      2,300,000   5.375%, 07/01/23                                                        A2/A            2,361,157

      6,990,000   5.250%, 07/01/32                                                        A2/A            7,082,548

                  Mesa Industrial Development Authority
                     (Discovery Health)

      4,100,000   5.750%, 01/01/25 National Public Finance Guarantee
                  Insured (pre-refunded)                                                 Baa1/A           4,193,234


                  Mesa Industrial Development Authority (Lutheran Health System)
        850,000   5.000%, 01/01/19 National Public Finance Guarantee Insured            Baa1/A+             850,119

                  Phoenix Industrial Development Authority
                     (John C. Lincoln Hospital)

      1,270,000   5.500%, 12/01/13 FSA Insured                                          Aa3/AAA           1,270,889


                  Scottsdale Industrial Development Authority
                     (Scottsdale Healthcare System)

      1,085,000   5.500%, 09/01/12 AMBAC Insured ETM                                    NR/NR++           1,165,670

      1,000,000   5.000%, 09/01/18                                                      A3/BBB+           1,055,090
      4,000,000   5.250%, 09/01/30                                                      A3/BBB+           3,989,720

      9,600,000   5.800%, 12/01/31 (pre-refunded)                                       NR/NR++          10,687,200


                  University Medical Center Hospital Revenue Bonds

      3,050,000   5.000%, 07/01/35                                                     Baa1/BBB+          2,959,537

        500,000   6.500%, 07/01/39                                                     Baa1/BBB+            538,040

                  Yavapai Co. Industrial Development Authority
                     (Yavapai Regional Medical Center)

      1,130,000   5.125%, 12/01/13 FSA Insured                                          Aa3/AAA           1,131,446

      1,250,000   5.625%, 08/01/37                                                     Baa2/NR+++         1,242,063

                  Yuma Co. Industrial Development Authority (Yuma
                     Regional Medical Center)

      1,220,000   5.500%, 08/01/18 FSA Insured (pre-refunded)                           Aa3/AAA           1,328,751

      1,500,000   5.500%, 08/01/19 FSA Insured (pre-refunded)                           Aa3/AAA           1,633,710


                                                                                                      --------------
                     Total Hospital Revenue Bonds                                                        71,549,307
                                                                                                      --------------

                  Lease Revenue Bonds (16.4%)
                  ---------------------------
                  Arizona Municipal Finance Program No. 20
        610,000   7.700%, 08/01/10 National Public Finance Guarantee Insured ETM          NR/A              645,722


                  Arizona School Facilities Board Certificates of
                  Participation Lease Revenue Bonds
      3,000,000   5.500%, 09/01/23                                                       A1/AA-           3,310,590

                  Arizona State University Certificates of Participation
                     Lease Revenue Bonds

      2,000,000   5.375%, 07/01/19 National Public Finance Guarantee Insured
                  (pre-refunded)                                                         NR/AA-           2,228,300


                  Cave Creek Certificates of Participation
                     Lease Revenue Bonds
        365,000   5.750%, 07/01/19                                                        NR/A              367,077

                  Downtown Phoenix Hotel Corp.
                     Lease Revenue Bonds
      4,760,000   5.250%, 07/01/26 FGIC Insured                                        Baa3/BBB-          4,118,542

                  Gilbert Public Facilities Municipal Property Corp.
                     Lease Revenue Bonds

      1,000,000   4.900%, 07/01/21 AMBAC Insured                                         Aa3/AA           1,043,390

        850,000   5.000%, 07/01/23                                                       Aa3/AA             922,242

                  Gilbert Water Resource Municipal Property Corp.
                     Lease Revenue Bonds

        375,000   5.000%, 04/01/17                                                      NR/NR+++            376,215

      2,000,000   4.900%, 04/01/19                                                      NR/NR+++          2,002,740

      2,000,000   5.000%, 10/01/29 National Public Finance Guarantee Insured            Baa1/A+           2,097,940

                  Goodyear Public Improvement Corp. Lease Revenue
      1,000,000   6.000%, 07/01/31                                                       A2/AA-           1,160,610

                  Green Valley Municipal Property Corp.
                     Lease Revenue Bonds

      1,250,000   5.250%, 07/01/33                                                       NR/A+            1,274,688


                  Marana Municipal Property Corp. Lease Revenue
      1,505,000   5.125%, 07/01/28                                                      NR/AA++           1,514,707

                  Mohave Co. Industrial Development Authority Correctional
                  Facilities Lease Revenue
      1,000,000   8.000%, 05/01/25                                                      NR/BBB+           1,208,980

                  Navajo Co. Municipal Property Corp.
                     Lease Revenue Bonds

      1,000,000   6.250%, 07/01/20 ACA Insured                                           NR/NR*             968,770


                  Nogales Municipal Development Authority
      1,000,000   5.000%, 06/01/27 AMBAC Insured                                        Baa2/AA             960,260
      1,000,000   4.750%, 06/01/39                                                       NR/AA              998,360

                  Oro Valley Municipal Property Corp.
      1,000,000   5.000%, 07/01/23                                                      Baa1/AA-          1,026,310

                  Phoenix Civic Improvement Corp. (Civic Plaza)

      1,000,000   zero coupon, 07/01/23 National Public Finance
                  Guarantee FGIC Insured                                                   A1/AA            935,420

      2,000,000   zero coupon, 07/01/27 BHAC Insured (coupon converts
                  to 5.50% on 7/01/13)                                                  Aa1/AAA           1,896,100

                  Phoenix Industrial Development Authority
                       (Capital Mall Project)

      1,530,000   5.250%, 09/15/17 AMBAC Insured (pre-refunded)                          A1/AA-           1,598,391

      2,000,000   5.375%, 09/15/22 AMBAC Insured (pre-refunded)                          A1/AA-           2,091,740


                  Pinal Co. Certificates of Participation
                     Lease Revenue Bonds

      2,000,000   5.125%, 06/01/21 AMBAC Insured                                         NR/A++           2,053,340

      3,230,000   5.250%, 12/01/21                                                       NR/A++           3,346,183

      2,250,000   5.000%, 12/01/29                                                       NR/A++           2,256,953


                  Pinal Co. Correctional Facilities
      1,470,000   5.250%, 10/01/21 ACA Insured                                           NR/BBB           1,325,396

                  Pinetop Fire District Certificates of
                  Participation Lease Revenue Bonds
      1,000,000   7.500%, 12/15/23                                                      Baa2/NR           1,032,000

                  Puerto Rico Public Buildings Authority
      1,000,000   5.250%, 07/01/13                                                     Baa3/BBB-          1,065,470
      2,000,000   7.000%, 07/01/21                                                     Baa3/BBB-          2,223,680

                  Scottsdale Municipal Property Corp.
                     Excise Tax Revenue Bonds

      3,000,000   zero coupon, 07/01/20 AMBAC Insured  (coupon                            Aa1/AAA         2,694,840

                            converts to 4.50% on 7/01/13)

                  Sierra Vista Municipal Property Corp.
                     Lease Revenue Bonds

      1,225,000   5.000%, 01/01/18 AMBAC Insured                                         A3/AA            1,225,919

        700,000   5.125%, 01/01/21 AMBAC Insured                                         A3/AA              700,546

                  State of Arizona Certificates of Participation
                  lease Revenue Bonds
      2,000,000   5.000%, 09/01/26 FSA Insured                                          Aa3/AAA           2,094,940

                  Willcox Municipal Property Corp.
        295,000   4.625%, 07/01/21                                                       NR/A-              310,948

                                                                                                      --------------
                     Total Lease Revenue Bonds                                                           53,077,309
                                                                                                      --------------

                  Mortgage Revenue Bonds (8.7%)
                  -----------------------------
                  Agua Fria Ranch Community Facilities District
        600,000   5.800%, 07/15/30**                                                     NR/NR*             491,208

                  Arizona Capital Facilities Finance Corp.
                      Arizona State Student Housing

      1,000,000   6.125%, 09/01/20                                                        Baa3/NR         1,002,510


                  DC Ranch Community Facilities District
        390,000   6.500%, 07/15/24                                                       NR/NR*             392,313
        500,000   5.000%, 07/15/27 AMBAC Insured                                        Baa1/NR             485,625

                  Maricopa Co. Industrial Development Authority
                     Multi-Family Mortgage Revenue Bonds
                     (National Health Project)

      1,300,000   5.500%, 01/01/18 FSA Insured ETM                                      Aa3/AAA           1,513,655


                  Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue Bonds
      6,620,000   zero coupon, 02/01/16 ETM                                             Aaa/AAA           5,611,973

      3,565,000   zero coupon, 12/31/16 ETM                                             Aaa/AAA           2,940,127

      1,106,659   5.650%, 07/01/39 AMT GNMA Insured                                      Aaa/NR           1,104,944


                  Phoenix Industrial Development Authority
                     Single Family Mortgage Revenue

        105,000   5.350%, 06/01/20 AMT GNMA Insured                                      NR/AAA             105,060


                  Phoenix & Pima Co. Industrial Development Authority
                  Single Family Mortgage

      1,435,000   5.800%, 12/01/39 AMT GNMA Insured                                      Aaa/NR           1,488,439


                  Phoenix/Pima/ Maricopa Co. Industrial Development
                  Authority Single Family Mortgage Revenue
        549,514   5.500%, 12/01/38 AMT GNMA Insured                                      Aaa/NR             568,379

                  Pima Co. Industrial Development Authority
                     Single Family Mortgage Revenue

        120,000   6.500%, 02/01/17                                                       A2/NR              120,352

         15,000   6.100%, 05/01/31 AMT GNMA Insured                                      NR/AAA              15,205


                  Scottsdale Waterfront Community Facilities District

        530,000   6.000%, 07/15/27                                                       NR/NR*             463,835

        930,000   6.050%, 07/15/32                                                       NR/NR*             796,247


                  South Campus Project Arizona State University
                      Student Housing

      1,205,000   5.625%, 09/01/28 National Public Finance Guarantee Insured             Baa1/A           1,263,551


                  Southern Arizona Capital Facilities Finance Corp.
                      University of Arizona Student Housing

      1,000,000   5.100%, 09/01/33 National Public Finance Guarantee
                   Insured (pre-refunded)                                                 NR/A            1,117,730


                  Sundance Community Facilities District
      1,145,000   5.125%, 07/15/30                                                     Baa3/BBB-            965,647

                  Tucson & Pima Co. Single Family Mortgage
                     Revenue Bonds

      4,920,000   zero coupon, 12/01/14 ETM                                             Aaa/AAA           4,426,672


                  Yuma Industrial Development Authority
                    Multi-Family Mortgage Revenue Bonds
                     (Rio Santa Fe)

      3,000,000   6.100%, 09/20/34 AMT GNMA Insured                                      NR/AAA           3,305,190


                                                                                                      --------------
                     Total Mortgage Revenue Bonds                                                        28,178,662
                                                                                                      --------------

                  University Revenue Bonds (6.7%)
                  --------------------------------
                  Arizona Board of Regents-Northern Arizona
                     University System Revenue Bonds
      1,200,000   5.500%, 06/01/34 FGIC Insured (pre-refunded)                           A2/A+            1,408,536
      2,500,000   5.000%, 06/01/38                                                       A2/A+            2,567,000

                  Arizona Board of Regents-University of Arizona
                     System Revenue Bonds
      2,385,000   5.000%, 06/01/21 National Public Finance Guarantee FGIC Insured        Aa3/AA           2,525,143
        750,000   5.800%, 06/01/24 FGIC Insured (pre-refunded)                           NR/NR*             756,285
      1,000,000   5.000%, 06/01/33                                                        Aa3/AA          1,064,970

                  Arizona Student Loan Revenue

      1,000,000   5.875%, 05/01/18 AMT                                                  Aaa/NR+           1,023,520

      1,000,000   5.900%, 05/01/19 AMT                                                  Aaa/NR+           1,023,540

      1,000,000   6.150%, 05/01/29 AMT                                                   A2/NR+           1,006,690


                  Cochise Co. Community College District Revenue Bonds
      1,740,000   5.125%, 07/01/26 Assured Guaranty Insured                              Aa2/NR           1,937,351
      1,825,000   5.125%, 07/01/28 Assured Guaranty Insured                              Aa2/NR           2,003,284

                  Glendale Industrial Development Authority
                    (Midwestern University)

        550,000   5.250%, 05/15/13                                                       NR/A-              593,208

      1,010,000   5.250%, 05/15/14                                                       NR/A-            1,095,820

        500,000   5.750%, 05/15/21 (pre-refunded)                                        NR/AAA             546,260

      1,000,000   5.875%, 05/15/31 (pre-refunded)                                        NR/AAA           1,094,520


                  Maricopa Co. Community College District
      2,000,000   4.000%, 07/01/21                                                      Aaa/AAA           2,150,240

                  Mohave Co. Community College District
                     Revenue Bonds

        470,000   4.850%, 03/01/15 AMBAC Insured                                         NR/NR*             474,587


                  Yavapai Co. Community College District
                     Revenue Bonds

        320,000   6.000%, 07/01/12                                                       NR/A-              323,510


                                                                                                      --------------
                     Total University Revenue Bonds                                                      21,594,464
                                                                                                      --------------

                  Utility Revenue Bonds (12.0%)
                  ------------------------------
                  Arizona Power Authority (Hoover Dam Project)
                     Revenue Bonds

      1,500,000   5.250%, 10/01/15                                                       Aa2/AA           1,750,815

      3,500,000   5.250%, 10/01/16                                                       Aa2/AA           4,118,590

      1,220,000   5.250%, 10/01/17                                                       Aa2/AA           1,442,211


                  Arizona Water Infrastructure Finance Authority
                     Revenue Bonds

      1,465,000   5.750%, 10/01/11 (pre-refunded)                                       Aaa/NR+           1,479,650

      2,000,000   5.500%, 10/01/17 (pre-refunded)                                       Aaa/NR+           2,020,000

        650,000   5.000%, 10/01/22                                                      Aaa/AAA             708,559

      1,000,000   5.000%, 10/01/28                                                      Aaa/AAA           1,118,920

                  Central Arizona Water Conservation District
                     Revenue Bonds

      2,600,000   5.500%, 11/01/09                                                      Aa2/AA-           2,609,412

      2,250,000   5.500%, 11/01/10                                                      Aa2/AA-           2,366,888


                  Maricopa Co. Pollution Control (Arizona Public Service) Revenue
        400,000   6.000%, 05/01/29                                                     Baa2/BBB-            427,768

                  Navajo Co. Pollution Control (Arizona Public Service) Revenue
      1,000,000   5.500%, 06/01/34                                                     Baa2/BBB-          1,049,650

                  Pima Co. Industrial Development Authority (Tucson
                     Electric), Revenue Bonds

        315,000   7.250%, 07/15/10 FSA Insured                                          Aa3/AAA             315,069


                  Pinal Co. Electrical District No. 4
        500,000   6.000%, 12/01/38                                                      NR/BBB-             505,210

                  Salt River Project Agricultural Improvement and
                     Power Revenue Bonds

      1,000,000   5.250%, 01/01/13                                                       Aa1/AA           1,103,630

      1,000,000   5.250%, 01/01/15                                                       Aa1/AA           1,089,580

      2,000,000   5.250%, 01/01/18                                                       Aa1/AA           2,159,780

      5,000,000   5.250%, 01/01/19                                                       Aa1/AA           5,396,000

      1,350,000   5.000%, 01/01/25                                                       Aa1/AA           1,403,028

      3,350,000   5.000%, 01/01/37                                                       Aa1/AA           3,531,269

      1,000,000   5.000%, 01/01/38                                                       Aa1/AA           1,076,090

                  Salt Verde Finance Corp. Gas Revenue
      3,000,000   5.250%, 12/01/28                                                        A3/A            2,967,630

                                                                                                 -------------------
                     Total Utility Revenue Bonds                                                         38,639,749
                                                                                                 -------------------

                     Total Revenue Bonds                                                                266,420,670
                                                                                                 -------------------

                                     Total Investments (cost $301,657,164-note b)    99.1%              320,190,166
                                     Other assets less liabilities                    0.9                 2,788,946
                                                                                     ----
                                                                                                --------------------
                                     Net Assets                                     100.0%           $  322,979,112
                                                                                    ======
                                                                                                ====================

                                                              Percent of
    Portfolio Distribution By Quality Rating (unaudited)     Investments (1)
    ----------------------------------------------------     ---------------


    Aaa of Moody's or AAA of S&P or Fitch                        17.4  %

    Pre-refunded bonds (2)                                       22.7

    Aa of Moody's or AA of S&P or Fitch                          26.5

    A of Moody's or S&P or Fitch                                 20.7

    Baa of Moody's or BBB of S&P or Fitch                        10.5

    Not rated*                                                   2.2
                                                               --------

                                                               100.0 %
                                                               ========

1 Where applicable, calculated using the highest rating of the three rating services.

(2) Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date. * Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

** Illiquid security: Considered illiquid because of restrictions as to sale. The security represents 0.2% of net assets.


  Fitch Ratings
  + AAA
  ++ A
  +++ BBB
  ++++ AA

                                          PORTFOLIO ABBREVIATIONS

  ACA- American Capital Assurance Financial Guaranty Corp.
  AMBAC- American Municipal Bond Assurance Corp.
  AMT- Alternative Minimum Tax
  BHAC- Berkshire Hathaway Assurance Corp.
  ETM- Escrowed to Maturity
  FGIC- Financial Guaranty Insurance Co.
  FSA - Financial Security Assurance
  GNMA - Government National Mortgage Association
  NR - Not Rated

  Note: National Public Finance Guarantee formerly known as National-re.

On November 2, 2009, Assured Guaranty Ltd. the holding company for Assured Guaranty Corp. and Financial Security Assurance Inc. ("FSA") announced that pending regulatory approval, it will change the name of its subsidiary FSA to Assured Guaranty Municipal Corp. The Company also plans to change the names of the FSA companies worldwide.

                 See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                           TAX-FREE TRUST OF ARIZONA
                                  (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $301,478,494 amounted to $18,711,672, which consisted of aggregate gross unrealized appreciation of $21,168,822 and aggregate gross unrealized depreciation of $2,457,150.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the Schedule of Investments), used to value the Fund's net assets as of September 30, 2009:

                                                              Investments in
 Valuation Inputs                                               Securities
                                                                -----------
---------------------------
 Level 1 - Quoted Prices                                     $            _

 Level 2 - Other Significant Observable Inputs
                 Municipal Bonds                             $  320,190,166

 Level 3 - Significant Unobservable Inputs                   $             _
                                                            ----------------
 Total                                                       $  320,190,166
                                                            ================



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Trustee and President
      November 25, 2009



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 25, 2009